Average Annual Total Returns - Class D Shares - Janus Henderson Small Cap Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years
Total	26.09%	8.76%	10.19%		25.80%	6.88%	7.99%		15.65%	6.48%	7.75%		22.39%	6.99%	10.56%